David W. Freese

Associate

215.963.5862

dfreese@morganlewis.com

December 21, 2018

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Frost Family of Funds: Initial Registration Statement on Form N-1A (File Nos. 333- and 811-23410)

Ladies and Gentlemen:

On behalf of our client, Frost Family of Funds (the “Trust”), we are filing the Trust’s registration statement on Form N-1A under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended (the “Registration Statement”). The Trust consists of seven series: Frost Growth Equity Fund, Frost Value Equity Fund, Frost Mid Cap Equity Fund, Frost Total Return Bond Fund, Frost Credit Fund, Frost Low Duration Bond Fund and Frost Municipal Bond Fund (each, a “Fund”).

Request for Selective Review

Each Fund is a newly created “shell” series that will succeed to all of the assets and liabilities of a corresponding series of The Advisors’ Inner Circle Fund II (File Nos. 033-50718 and 811-07102) (the “Predecessor Trust”) of the same name (each, a “Predecessor Fund” and each such transaction, a “Reorganization”). In this regard, each Fund will have investment objectives, principal investment strategies, principal risks, fundamental and non-fundamental investment policies and investment advisory fees that are identical to those of its corresponding Predecessor Fund. Further, each Fund will have the same investment adviser, portfolio managers and other primary service providers (e.g., administrative and accounting agent, transfer agent, custodian, independent registered public accounting firm, etc.) as its corresponding Predecessor Fund.

Except as noted below regarding certain changes to the Prospectuses (as defined below) and Statement of Additional Information disclosing the Reorganizations, the information contained in the Registration Statement has largely been subject to review by the Securities and Exchange Commission staff (the “Staff”) and is substantially identical to that contained in the Predecessor Trust’s: (i) Post-Effective Amendment No. 234 to its registration statement on Form N-1A, filed on April 2, 2018,1 with respect to the Predecessor Funds of the Frost Total Return Bond Fund and Frost Credit Fund; and (ii) Post-Effective Amendment No. 156 to its registration statement on Form N-1A, filed on September 27, 2013,2 with respect to the Predecessor Funds of each other Fund.

[1]	The Predecessor Trust filed Post-Effective Amendment No. 236 on June 1, 2018 to respond to the Staff’s comments on Post-Effective Amendment No. 234.

Prospectuses

The disclosure in the Funds’ Institutional Class Shares prospectus, Investor Class Shares prospectus and A Class Shares prospectus (together, the “Prospectuses”) is substantially identical to the disclosure in the corresponding Prospectus of the Predecessor Funds except:

General

•	The registrant’s name and 1940 Act registration number have changed.

•	Red herring language has been added on the cover pages.

Fund Summaries

•	Other than the Management Fee (which again remain unchanged relative to each Predecessor Fund), each line item in each Fund’s fee table and each Example has been left blank in order to account for potential changes in Other Expenses.

•	A footnote has been added to each Fund’s fee table explaining that each Fund will be the successor to its corresponding Predecessor Fund pursuant to the applicable Reorganization.

•	Each Fund’s Performance Information section has been updated to (i) disclose that performance prior to the consummation of the applicable Reorganization is that of its Predecessor Fund and (ii) include placeholders for calendar year 2018 performance information once available.

•	The portfolio turnover for the prior fiscal year is disclosed to be that of each Fund’s Predecessor Fund.

•	Each Fund’s portfolio manager is disclosed to have managed the Fund and its Predecessor Fund.

Investment Adviser

•	Footnotes to the table disclosing the advisory fees payable by each Fund have been removed because they disclose historical reductions in the fee rates of the Predecessor Funds and, therefore, are not relevant.

•	The dates of (i) the expense limitation agreement between the Funds’ investment adviser (the “Adviser”) and the Trust and (ii) the shareholder reports that will include disclosure regarding the approval of the Adviser’s investment advisory agreement have been replaced with placeholders.

Purchasing, Selling and Exchanging Fund Shares

2 The Predecessor Trust filed Post-Effective Amendment No. 161 on November 27, 2013 to respond to the Staff’s comments on Post-Effective Amendment No. 156.

•	Wiring instructions have been replaced with a placeholder.

Financial Highlights

•	Disclosure has been added to note that information is that of the Predecessor Funds for dates prior to the consummation of the Reorganizations.

Statement of Additional Information

The disclosure in the Funds’ Statement of Additional Information is substantially identical to the disclosure in the corresponding Statement of Additional Information of the Predecessor Funds except:

General

•	The registrant’s name and 1940 Act registration number have changed.

•	Red herring language has been added on the cover pages.

•	Portfolio turnover, fees paid to service providers and brokerage data for prior periods are disclosed to be that of the Predecessor Funds.

Cover Page

•	Disclosure has been added to incorporate by reference the Predecessor Funds’ financial statements (with applicable placeholders).

The Trust

•	Disclosure has been revised to note that (i) the Trust is a Delaware statutory trust, (ii) there are no other Statements of Additional Information for the Funds, (iii) disclose the Reorganizations and (iv) note that any Fund may reorganize with another investment company without a shareholder vote (this was limited to series of the Predecessor Trust “created on or after February 18, 2004”).

The Adviser

•	Similar changes have been as those made in the Prospectuses’ Investment Adviser section noted above.

Independent Registered Public Accounting Firm

•	The identity of the firm has been replaced with a placeholder (however, it is expected to be the same firm as that of the Predecessor Funds).

Trustees and Officers of the Trust

•	The identity of the members of the Board of Trustees of the Trust (the “Board”), its committees and the officers of the Trust have been replaced with placeholders. Related placeholders have been added to the disclosure regarding Board structure and Trustee qualifications and compensation.

Purchasing and Redeeming Shares

•	The Predecessor Trust’s disclosure regarding its election under Rule 18f-1 under the 1940 Act has been removed.

Shareholder Liability

•	This section of the Predecessor Funds’ SAI has been removed because it is not relevant to the Trust by virtue of it being a Delaware statutory trust and not a Massachusetts business trust.

Principal Shareholders and Control Persons

•	Placeholders have been included and will be populated at a later date.

In light of the foregoing, the Trust hereby requests selective review of the Registration Statement in accordance with 1933 Act Release No. 33-6510 (February 15, 1984).

Please contact me at (215) 963-5862 should you have any questions or comments.

Sincerely,

/s/ David W. Freese

David W. Freese

4